Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets
Goodwill and Intangible Assets

5.    Goodwill and Intangible Assets

There were no changes in the carrying amount of goodwill for the periods ended June 30, 2023 and December 31, 2022.

Intangible assets as of June 30, 2023 and December 31, 2022 consisted of the following:

		June 30,	December 31,
	Useful Lives	2023	2022
Patent application costs	3 Years	$420,002	$382,285
Trade name and trademarks	3 Years	69,556	68,356
Intangible assets, gross		489,558	450,641
Less: Accumulated amortization		(274,735)	(198,955)
Intangible assets, net		$214,823	$251,686

Intangible asset amortization expense is recognized on a straight-line basis and intangible asset amortization expense for the three months ended June 30, 2023 and 2022 totaled $38 thousand and $22 thousand, respectively. Intangible asset amortization expense is recognized on a straight-line basis and intangible asset amortization expense for the six months ended June 30, 2023 and 2022 totaled $75 thousand and $46 thousand, respectively.

Estimated future amortization expense of intangible assets is as follows:

Years Ending December 31,	Amount
2023	$76,048
2024	93,545
2025	42,884
2026	2,346
$214,823

6.    Goodwill and Intangible Assets

There were no changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2021.

Intangible assets as of December 31, 2022 and 2021 consisted of the following:

		As of December 31,
	Useful Lives	2022	2021
Patent application costs	3 years	$382,285	$207,630
Trade name and trademarks	3 years	68,356	86,999
Intangible assets, gross		450,641	294,629
Less: Accumulated amortization		(198,955)	(92,822)
Intangible assets, net		$251,686	$201,807

Intangible asset amortization expense is recognized on a straight-line basis and intangible asset amortization expense for the years ended December 31, 2022 and 2021 totaled $107 thousand and $70 thousand, respectively.

Estimated future amortization expense of intangible assets is as follows:

Years Ending December 31,	Amount
2023	$140,434
2024	80,940
2025	30,312
Total future amortization expense of intangible assets	$251,686